Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Investment	Dec. 31, 2016 USD ($) Investment	Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Fair value of investments held on deposit with various insurance departments and in other trusts	$ 1,688	$ 1,699
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment	160	149
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities	$ 5,498	$ 7,250
Percentage of unrealized loss	98.60%	95.60%
Trading Securities [Member]
Schedule of Investments [Line Items]
Unrealized gains losses	$ 248	$ 136	$ (19)
Available-for-sale securities, Gross realized gain (Loss)	$ 0	$ 0	$ 0